Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from financing activities
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ (31,988)	$ 45,788	$ (104,036)
Cash, cash equivalents, and restricted cash at beginning of year	165,448	122,930	233,479
Effect of exchange rates on cash and cash equivalents, and restricted cash	5,329	(3,270)	(6,513)
Cash, cash equivalents, and restricted cash at end of year	138,789	165,448	122,930
Xunlei Limited [Member]
Cash flows from operating activities
Net cash used in operating activities	(12,704)	(171,796)	(88,309)
Cash flows from investing activities
Net cash generated from investing activities	12,051	52,359	37,788
Cash flows from financing activities
Net cash used in financing activities	(4,475)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(5,128)	(119,437)	(50,521)
Cash, cash equivalents, and restricted cash at beginning of year	110,238	229,675	280,196
Effect of exchange rates on cash and cash equivalents, and restricted cash	0	0	0
Cash, cash equivalents, and restricted cash at end of year	$ 105,110	$ 110,238	$ 229,675